UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2007
                                                      --------------------------

Check here if Amendment / /; Amendment Number:
                                                      --------------------------
   This Amendment (Check only one.):       / /  is a restatement.
                                           / /  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Causeway Capital Management LLC
               ------------------------------------------------------
Address:       11111 Santa Monica Blvd
               ------------------------------------------------------
               15th Floor
               ------------------------------------------------------
               Los Angeles, CA 90025
               ------------------------------------------------------

Form 13F File Number:  28- 11728
                           -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jean Kim
                 -------------------------------------------------
Title:           Compliance Manager
                 -------------------------------------------------
Phone:           310-231-6138
                 -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jean Kim                    Los Angeles, CA             August 14, 2007
------------------------------  --------------------------- --------------------
     [Signature]                   [City, State]                  [Date]


/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ /     13F NOTICE.  (Check here if no holdings reported are in this report, and
        all  holdings  are  reported  by  other  reporting   manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0
                                             -----------------------------------

Form 13F Information Table Entry Total:      76
                                             -----------------------------------

Form 13F Information Table Value Total:      $285,844
                                             -----------------------------------
                                                         (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None



                           FORM 13-F INFORMATION TABLE


     COLUMN 1            COLUMN 2       COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
------------------  --------------   -----------   --------- ------------------  ----------   -------- --------------------
                                                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------  --------------   -----------   --------  -------  ---  ----  ----------  --------  ----   ------   ----

ALLSTATE CORP/THE                      020002101    1,138    18,503                                     18,503
                         COM                                           SH          SOLE        NONE
AMGEN INC                              031162100    1,393    25,190                                     25,190
                         COM                                           SH          SOLE        NONE
CA INC                                 12673P105    1,542    59,700                                     59,700
                         COM                                           SH          SOLE        NONE
CITIGROUP INC                          172967101    1,262    24,600                                     24,600
                         COM                                           SH          SOLE        NONE
COUNTRYWIDE FINANCIAL                  222372104    838      23,051                                     23,051
CORP                     COM                                           SH          SOLE        NONE
DELL INC                               24702R101    1,496    52,384                                     52,384
                         COM                                           SH          SOLE        NONE
FANNIE MAE                             313586109    1,979    30,300                                     30,300
                         COM                                           SH          SOLE        NONE
FREDDIE MAC                            313400301    1,511    24,900                                     24,900
                         COM                                           SH          SOLE        NONE
JABIL CIRCUIT INC                      466313103    667      30,208                                     30,208
                         COM                                           SH          SOLE        NONE
JOHNSON & JOHNSON                      478160104    1,296    21,025                                     21,025
                         COM                                           SH          SOLE        NONE
LEAR CORP                              521865105    1,511    42,422                                     42,422
                         COM                                           SH          SOLE        NONE
METLIFE INC                            59156R108    1,664    25,800                                     25,800
                         COM                                           SH          SOLE        NONE
MICROSOFT CORP                         594918104    886      30,080                                     30,080
                         COM                                           SH          SOLE        NONE
OMNICARE INC.                          681904108    1,337    37,079                                     37,079
                         COM                                           SH          SOLE        NONE
---------------------------------------------------------------------------------------------------------------------------

                                       3

PFIZER INC                             717081103    1,025    40,100                                     40,100
                         COM                                           SH          SOLE        NONE
RENT-A-CENTER INC                      76009N100    871      33,200                                     33,200
                         COM                                           SH          SOLE        NONE
SPRINT NEXTEL CORP                     852061100    819      39,566                                     39,566
                         COM FON                                       SH          SOLE        NONE
WAL-MART STORES INC                    931142103    1,757    36,522                                     36,522
                         COM                                           SH          SOLE        NONE
---------------------------------------------------------------------------------------------------------------------------

WHIRLPOOL CORP                         963320106    1,059    9,525                                      9,525
                         COM                                           SH          SOLE        NONE
XL CAPITAL LTD                         G98255105    1,509    17,900                                     17,900
                         CL A                                          SH          SOLE        NONE

ABN AMRO HOLDING NV      SPONSORED     000937102    2,318    50,525                                     50,525
                         ADR                                           SH          SOLE        NONE

AKZO NOBEL NV            SPONSORED     010199305    8        90                                         90
                         ADR                                           SH          SOLE        NONE

ALLIED IRISH BANKS PLC   SPON ADR      019228402    4,571    83,168                                     83,168
                         ORD                                           SH          SOLE        NONE

AXA SA                   SPONSORED     054536107    7,439    172,843                                    172,843
                         ADR                                           SH          SOLE        NONE

BAYER AG                 SPONSORED     072730302    4,735    62,883                                     62,883
                         ADR                                           SH          SOLE        NONE

BP PLC                   SPONSORED     055622104    8,481    117,568                                    117,568
                         ADR                                           SH          SOLE        NONE

BRITISH AMERICAN         SPONSORED     110448107    10,265   148,467                                    148,467
TOBACCO PLC              ADR                                           SH          SOLE        NONE

BRITISH SKY              SPONSORED     111013108    2,840    55,053                                     55,053
BROADCASTING GROUP PLC   ADR                                           SH          SOLE        NONE

CNOOC LTD                SPONSORED     126132109    4,385    38,567                                     38,567
                         ADR                                           SH          SOLE        NONE
---------------------------------------------------------------------------------------------------------------------------

                                       4

CREDIT SUISSE GROUP      SPONSORED     225401108    6,431    90,624                                     90,624
                         ADR                                           SH          SOLE        NONE
CRH PLC                                12626K203    8,586    172,308                                    172,308
                         ADR                                           SH          SOLE        NONE

E.ON AG                  SPONSORED     268780103    7,806    140,287                                    140,287
                         ADR                                           SH          SOLE        NONE
---------------------------------------------------------------------------------------------------------------------------

FRANCE TELECOM SA        SPONSORED     35177Q105    7,205    262,198                                    262,198
                         ADR                                           SH          SOLE        NONE

GLAXOSMITHKLINE PLC      SPONSORED     37733W105    4,496    85,858                                     85,858
                         ADR                                           SH          SOLE        NONE

HONDA MOTOR CO LTD       AMERN SHS     438128308    8,340    229,812                                    229,812
                                                                       SH          SOLE        NONE
HSBC HOLDINGS PLC        SPON ADR      404280406    5,364    58,455                                     58,455
                         NEW                                           SH          SOLE        NONE

ING GROEP NV             SPONSORED     456837103    6,493    147,678                                    147,678
                         ADR                                           SH          SOLE        NONE

KONINKLIJKE PHILIPS      NY REG SH     500472303    5,763    136,179                                    136,179
ELECTRONICS NV           NEW                                           SH          SOLE        NONE

MANULIFE FINANCIAL CORP  COM           56501R106    7,035    188,510                                    188,510
                                                                       SH          SOLE        NONE
MITSUBISHI UFJ FINANCIAL SPONSORED     606822104    5,481    497,328                                    497,328
GROUP INC                ADR                                           SH          SOLE        NONE

NOVARTIS AG              SPONSORED     66987V109    6,238    111,261                                    111,261
                         ADR                                           SH          SOLE        NONE

PRECISION DRILLING       TR UNIT       740215108    2,478    101,335                                    101,335
TRUST                                                                  SH          SOLE        NONE

PUBLICIS GROUPE          SPONSORED     74463M106    6,581    151,452                                    151,452
                         ADR                                           SH          SOLE        NONE

REED ELSEVIER NV         SPONSORED     758204101    4,744    125,113                                    125,113
                         ADR                                           SH          SOLE        NONE
---------------------------------------------------------------------------------------------------------------------------

                                       5

RIO TINTO PLC            SPONSORED     767204100    6,196    20,240                                     20,240
                         ADR                                           SH          SOLE        NONE

ROYAL DUTCH SHELL PLC    SPON ADR B    780259107    10,550   126,569                                    126,569
                                                                       SH          SOLE        NONE
---------------------------------------------------------------------------------------------------------------------------

SANOFI-AVENTIS           SPONSORED     80105N105    9,451    234,685                                    234,685
                         ADR                                           SH          SOLE        NONE

SHINHAN FINANCIAL        SPN ADR       824596100    11,326   91,011                                     91,011
GROUP CO LTD             RESTRD                                        SH          SOLE        NONE

SIEMENS AG               SPONSORED     826197501    9,920    69,344                                     69,344
                         ADR                                           SH          SOLE        NONE

SYNGENTA AG              SPONSORED     87160A100    4,495    115,464                                    115,464
                         ADR                                           SH          SOLE        NONE

TECHNIP SA               SPONSORED     878546209    8,744    105,878                                    105,878
                         ADR                                           SH          SOLE        NONE

ERICSSON LM TEL CO       ADR B SEK 10  294821608    6,179    154,905                                    154,905
                                                                       SH          SOLE        NONE
TELEFONICA SA            SPONSORED     879382208    7,283    109,089                                    109,089
                         ADR                                           SH          SOLE        NONE

TELENOR ASA              SPONSORED     87944W105    2,791    47,465                                     47,465
                         ADR                                           SH          SOLE        NONE

TNT NV                   SPONSORED     87260W101    5,522    122,338                                    122,338
                         ADR                                           SH          SOLE        NONE

UNILEVER PLC             SPON ADR      904767704    8,592    266,324                                    266,324
                         NEW                                           SH          SOLE        NONE

UPM-KYMMENE OYJ          SPONSORED     915436109    4,021    163,703                                    163,703
                         ADR                                           SH          SOLE        NONE

VODAFONE GROUP PLC       SPON ADR      92857W209    11,751   349,407                                    349,407
                         NEW                                           SH          SOLE        NONE

BRASIL TELECOM SA        SPONS ADR     10553M101    515      31,600                                     31,600
                         PFD                                           SH          SOLE        NONE
---------------------------------------------------------------------------------------------------------------------------

                                       6


CHINA MOBILE LTD         SPONSORED     16941M109    205      3,800                                      3,800
                         ADR                                           SH          SOLE        NONE

CHINA PETROLEUM &        SPON ADR H    16941R108    2,043    18,300                                     18,300
CHEMICAL CORP            SHS                                           SH          SOLE        NONE

CHINA TELECOM CORP LTD   SPON ADR H    169426103    1,112    18,800                                     18,800
                         SHS                                           SH          SOLE        NONE

CHINA UNICOM LTD         SPONSORED     16945R104    1,017    59,000                                     59,000
                         ADR                                           SH          SOLE        NONE

CIA DE SANEAMENTO        SPONSORED     20441A102    877      19,900                                     19,900
BASICO DO ESTADO DE SA   ADR                                           SH          SOLE        NONE

CIA VALE DO RIO DOCE     SPONSORED     204412209    383      8,600                                      8,600
                         ADR                                           SH          SOLE        NONE

ISHARES MSCI EMERGING    MSCI EMERG    464287234    276      2,100                                      2,100
MARKETS INDEX FUND       MKT                                           SH          SOLE        NONE

KOREA ELECTRIC POWER     SPONSORED     500631106    688      31,400                                      31,400
CORP                     ADR                                           SH          SOLE        NONE

KT CORP                  SPONSORED     48268k101    396      16,900                                      16,900
                         ADR                                           SH          SOLE        NONE

PETROLEO BRASILEIRO SA   SPONSORED     71654V408    1,953    64,400                                      64,400
                         ADR                                           SH          SOLE        NONE

POSCO ADR                SPONSORED     693483109    1,428    11,900                                      11,900
                         ADR                                           SH          SOLE        NONE

SEMICONDUCTOR            SPONSORED     81663N206    525      76,200                                      76,200
MANUFACTURING            ADR                                           SH          SOLE        NONE
INTERNATIONAL

TELE NORTE LESTE         SPON ADR      879246106    393      20,700                                      20,700
PARTICIPACOES SA         PFD                                           SH          SOLE        NONE

TELEFONOS DE MEXICO      SPON ADR      879403780    1,478    39,000                                      39,000
SAB DE CV                ORD L                                         SH          SOLE        NONE

TENARIS SA               SPONSORED     88031M109    308      6,300                                       6,300
                         ADR                                           SH          SOLE        NONE

UNITED MICROELECTRONICS  SPONSORED     910873207    1,520    444,400                                     444,400
CORP                     ADR                                           SH          SOLE        NONE
---------------------------------------------------------------------------------------------------------------------------

                                       7


VANGUARD EMERGING        EMR MKT ETF   922042858    265      2,900                                       2,900
MARKES ETF                                                             SH          SOLE        NONE
---------------------------------------------------------------------------------------------------------------------------






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